Schedule of Assumptions Used to Estimate Fair Value of Warrants (Details) - Creek Road Miners Inc [Member]	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021
Expected life (in years)			5 years
Measurement Input, Expected Dividend Rate [Member]
Warrants measurement input	0	0
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants measurement input	0.32	0.32
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants measurement input	2.09	2.09
Measurement Input, Expected Term [Member] | Minimum [Member]
Expected life (in years)	2 years	2 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Expected life (in years)	3 years	3 years
Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants measurement input	291	291
Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants measurement input	297	297